Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Basic:
Net income attributable to CNH Industrial	$ 124	$ 354	$ 146	$ 454
Weighted average common shares outstanding—basic	1,361	1,354	1,360	1,353
Basic earnings per share	$ 0.09	$ 0.26	$ 0.11	$ 0.33
Diluted:
Net income attributable to CNH Industrial	$ 124	$ 354	$ 146	$ 454
Weighted average common shares outstanding—basic	1,361	1,354	1,360	1,353
Effect of dilutive securities (when dilutive):
Stock Compensation Plans		7		7
Weighted average common shares outstanding—diluted	1,363	1,361	1,363	1,360
Diluted earnings per share	$ 0.09	$ 0.26	$ 0.11	$ 0.33